INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The provision for income taxes consisted of the following:

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Income tax current year	-	-	10
Over provision for previous years	-	(310)	(50)
Deferred tax	-	-	(13)

Income tax benefit	-	(310)	(53)

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2025, 2024 and 2023 are as follows:

	Financial Years ended December 31,
	2025		2024		2023
	US$’000	Effective tax rate	US$’000	Effective tax rate	US$’000	Effective tax rate

(Loss)/Income before income taxes	(433)		(3,164)		1,686
Statutory income tax rate	17%		17%		17%
Income tax expense at statutory rate	(73)	17.00%	(538)	17.00%	287	17.00%
Tax effect of non-taxable income	(46)	10.62%	(164)	5.18%	(443)	-26.28%
Tax effect of non-deductible items	69	-15.94%	236	-7.46%	156	9.25%
Effect of lower tax rate in foreign jurisdictions	76	-17.55%	324	-10.24%	-
Tax refund	-		-		(49)	-2.91%
Tax holiday	-		-		3
Unrecognized deferred tax assets	(39)	9.02%	142	-4.49%	-
Overprovision in prior years	-		(310)	9.80%	-
Other	13	-3%	-		(7)	-0.42%

Income tax (benefit)	-	0.00%	(310)	9.80%	(53)	-3.14%

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2025 and 2024:

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Deferred tax asset:
Accelerated depreciation	11	11	11
Net operating loss carry forward	103	142	-

Total deferred tax assets	114	153	11
Less: Valuation allowance(1)	(103)	(142)	-

Net deferred tax assets	11	11	11

(1)	As of December 31, 2025, the Company determined that it is more likely than not that these deferred tax assets will not be realized. Accordingly, valuation allowance on net operating loss carryforward was provided.